RELATED-PARTY BALANCES AND TRANSACTIONS - Interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party | Mr.Tiancheng Lou
RELATED-PARTY BALANCES AND TRANSACTIONS
Interest income	$ 21	$ 83